Income Taxes (Details) - Schedule of total income tax expense - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of total income tax expense [Abstract]
Income before income tax provision		$ 26,228,041	$ 23,733,576	$ 19,249,906
Tax at the PRC EIT tax rates		5,605,035	4,724,933	4,003,701
Other		(13,086)	(28,392)
Tax effect of non-deductible expenses		226,222	313,006	223,045
Tax effect of R&D expenses additional deduction	[1]	(539,709)	(321,226)	(408,037)
Income tax expense		$ 5,278,462	$ 4,688,321	$ 3,818,709

[1]	According to PRC tax regulations, an additional of 75% of current year R&D expenses may be deducted from tax income.